Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment
Summary of Property and Equipment

Reconciliation of carrying amount:

	Machinery		Furniture
	and		and	IT		Leasehold
	equipment	Vehicles	fixtures	equipment	Facilities	improvements	Others	Total
Cost
As of December 31, 2017	843	191	1,758	3,047	313	4,387	2,387	12,926
Additions	87	—	589	2,096	12	258	3,812	6,854
Disposals	(34)	—	(51)	(63)	—	(7)	—	(155)
As of December 31, 2018	896	191	2,296	5,080	325	4,638	6,199	19,625
Additions	215	—	636	2,529	45	4,663	2,903	10,991
Disposals	(17)	(70)	(895)	(3,061)	(290)	(184)	(1,076)	(5,593)
Business combination	213	—	517	2,775	—	1,627	—	5,132
Sale of Escola de Aplicação São José dos Campos Ltda.	(50)	—	(201)	(51)	—	(710)	—	(1,012)
Write-offs	—	—	—	—	—	—	(792)	(792)
As of December 31, 2019	1,257	121	2,353	7,272	80	10,034	7,234	28,351

Depreciation
As of December 31, 2017	(170)	(120)	(324)	(1,187)	(65)	(790)	(1,191)	(3,847)
Depreciation charge for the year	(84)	(24)	(203)	(740)	(35)	(484)	(878)	(2,448)
Disposals	—	—	—	17	—	—	—	17
As of December 31, 2018	(254)	(144)	(527)	(1,910)	(100)	(1,274)	(2,069)	(6,278)
Depreciation charge for the period	(91)	(24)	(254)	(1,211)	(34)	(1,161)	(1,580)	(4,355)
Depreciation of disposals	114	68	368	1,709	108	60	972	3,399
Sale of Escola de Aplicação São José dos Campos Ltda.	10	—	34	17	—	150	—	211
As of December 31, 2019	(221)	(100)	(379)	(1,395)	(26)	(2,225)	(2,677)	(7,023)

Net book value
As of December 31, 2018	642	47	1,769	3,170	225	3,364	4,130	13,347
As of December 31, 2019	1,036	21	1,974	5,877	54	7,809	4,557	21,328